Expense Example	Jul. 23, 2025 USD ($)
USA Mutuals Vice Fund | USA Mutuals Vice Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 151
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	987
Expense Example, with Redemption, 10 Years	2,188
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	2,450
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	741
Expense Example, with Redemption, 3 Years	1,171
Expense Example, with Redemption, 5 Years	1,627
Expense Example, with Redemption, 10 Years	2,884
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	351
Expense Example, with Redemption, 3 Years	858
Expense Example, with Redemption, 5 Years	1,491
Expense Example, with Redemption, 10 Years	3,194
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,401
Expense Example, with Redemption, 10 Years	3,058
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,401
Expense Example, with Redemption, 10 Years	$ 3,058